SIX CIRCLES FUNDS
Six Circles Credit Opportunities Fund
(a series of Six Circles Trust)
Supplement dated June 9, 2026
to the Prospectus and Summary Prospectus
dated May 1, 2026
Effective immediately, Insight North America LLC’s (“Insight”) investment strategy is amended and the “Risk/Return Summary — What are the Fund’s main investment strategies?” section and the “More About the Funds – SIX CIRCLES CREDIT OPPORTUNITIES FUND (“CREDIT OPPORTUNITIES FUND”) – Principal Investment Strategies” sections of the Prospectus and Summary Prospectus, as applicable, relating to Insight are hereby deleted and replaced with the following:
Insight — Global Aggregate Investment Grade Corporates & High Yield
With respect to its allocated portion of the Fund, Insight will systematically invest in global high yield and investment grade corporate credit fixed income. The investment process will begin with targeting the risk exposures of an underlying benchmark. A sampling approach is then used to select bonds that match the major risk characteristics of the benchmark (e.g., duration, quality, sector, industry, yield, market beta, etc.). Insight will utilize proprietary alpha drivers in the sampling to screen out or avoid overweighting bonds which are deemed lower quality or expensive (or generally undesirable by our quantitative factors). Insight seeks to utilize diversified insights designed to provide a stable performance in most markets. Insight will utilize fundamental and market data to identify firms that may have trouble servicing their debt. Overall, across all strategies, Insight will seek to closely match the risk exposure of the benchmark along all key risk dimensions. To efficiently and cost effectively handle cashflows, Insight utilizes its credit portfolio trading (or bond basket trading) approach.
In addition, effective immediately, Justin Griffith is added as a portfolio manager for the Fund. As a result, the portfolio manager information for the Fund in the “Risk/Return Summary — Management — Sub‑Advisers” section of the Prospectus and Summary Prospectus is hereby deleted in its entirety and replaced with the following:
Insight

Portfolio Manager	Managed the Fund Since	Primary Title with Sub‑Adviser
Paul Benson	2025	Head of Systematic Fixed Income
Stephanie Shu	2025	Senior Portfolio Manager
Justin Griffith	2026	Portfolio Manager
In addition, “The Funds’ Management and Administration — The Portfolio Managers – Sub‑Advisers and Sub‑Sub‑Advisers – Credit Opportunities Fund – Insight – Portfolio Managers” section of the Prospectus is hereby deleted in its entirety and replaced by the following:
Paul Benson, Stephanie Shu and Justin Griffith serve as portfolio managers to the Credit Opportunities Fund. Paul Benson, CFA, CAIA, is Head of Systematic Fixed Income at Insight. Paul Benson has 30 years’ experience in the investment industry. He joined BNY Mellon Investment Management affiliate, Mellon Investments, in 2005 and has been Head of the Systematic Fixed Income Team since 2015. In September 2021, Mellon Investments’ fixed income strategies, including the Systematic Fixed Income Team, formally joined Insight. Based in San Francisco, Paul Benson and his team of portfolio managers, researchers and traders pioneered the development of highly implementable systematic fixed income strategies by combining innovative model driven alpha research with cutting-edge trading technology. Before becoming Head of the Systematic Fixed Income Team, Paul Benson was a senior portfolio manager responsible for the yield curve arbitrage strategy within global asset allocation portfolios. Additionally, he engineered and built the process to automate fixed income portfolio rebalancing and improve operational risk control. Prior to joining Mellon Investments, Paul Benson was a senior fixed income portfolio associate at PIMCO, where he analyzed, implemented and managed active US and global fixed income portfolios. Previously, he was a trader at Westdeutsche

SUPP-6C-PR-626

Landesbank Tokyo, where he built the interest rate swaps trading desk, and a trader at Bankers Trust Tokyo, where he ran the Japanese government bond book. Both positions included market making and proprietary trading. Paul Benson received a BA from University of Michigan at Ann Arbor. He is a CFA charterholder and is a member of the CFA Institute. Stephanie Shu, CFA, is a Senior Portfolio Manager, Systematic Fixed Income at Insight. Stephanie Shu joined BNY Mellon Investment Management affiliate, Mellon Investments, in 2000 and has been in the investment industry since 1997. In September 2021, Mellon Investments’ fixed income strategies, including the Systematic Fixed Income Team, formally joined Insight. As a senior portfolio manager, Stephanie Shu is responsible for designing and managing systematic fixed income strategies, which include emerging markets local debt, global investment grade credit, fallen angel and global high yield strategies. She works closely with the fixed income research team for all quantitative model designs. Prior to joining Mellon Investments, Stephanie Shu worked at Gifford Fong Associates where she managed a staff of 15 people responsible for the development of financial risk analytics. She earned an MS in finance and mathematics from Texas A&M University. Stephanie Shu is a CFA charterholder and is a member of the CFA Institute. Justin Griffith joined Insight Investment in 2021 and is a Portfolio Manager with the Systematic Fixed Income Team. Justin Griffith is the lead Portfolio Manager for the US High Yield strategy, overseeing portfolio construction, implementation, trading, risk monitoring, and performance attribution. He also supports a range of fixed income strategies, including fallen angels, investment grade, and emerging markets. Justin Griffith contributes to quantitative research initiatives focused on signal development and market structure. Prior to joining Insight, he worked at Robertson Eadie & Associates as a technical assistant, performing actuarial valuations of defined benefit pension plans, supporting portfolio managers with equity research, portfolio rebalancing, and improving operational efficiency. Justin Griffith is a CFA charterholder and holds a BSc in Actuarial and Financial Mathematics from McMaster University.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE
J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUPP-6C-PR-626

SIX CIRCLES FUNDS

Six Circles Credit Opportunities Fund

(a series of Six Circles Trust)

Supplement dated June 9, 2026

to the Statement of Additional Information

dated May 1, 2026

Effective immediately, the information for Insight North America LLC (“Insight”) in the third table and fourth table with respect to the Six Circles Credit Opportunities Fund in the “Portfolio Managers — Portfolio Managers’ Other Accounts Managed — Sub-Advisers and Sub-Sub-Advisers” section of Part I of the Statement of Additional Information is hereby deleted and replaced with the following:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)

Credit Opportunities Fund
Insight
Paul Bensen	1	$389	9	$1,698	16	$3,710
Stephanie Shu	1	389	0	0	5	3,889
Justin Griffith*	0	0	0	0	0	0

*	As of March 31, 2026

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)	Number of Accounts	Total Assets ($ millions)

Credit Opportunities Fund
Insight
Paul Bensen	0	$0	0	$0	0	$0
Stephanie Shu	0	0	0	0	0	0
Justin Griffith*	0	0	0	0	0	0

*	As of March 31, 2026

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. Morgan is committed to making our products and services accessible to meet the financial services needs of all our clients. If you are a person with a disability and need additional support accessing this material, please contact your J.P. Morgan team or email us at accessibility.support@jpmorgan.com for assistance.

SUP-6C-SAI-626